Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

As of December 31, 2025 and 2024, the details of inventories are as follows:

	At December 31,
In thousands of USD	2025	2024
Raw materials	118,400	28,661
Work-in-progress	128,182	26,277
Finished goods	5,417	9,950
Total	251,999	64,888